Maximum Exposure or Notional Amounts Under Guarantee Contracts (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,253	¥ 3,001
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,681	1,580
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	502	539
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	73	10
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	997	872
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	184	249
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,313	8,144
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	28,620	30,567
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	978	886
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	173	136
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	32	4
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	695	602
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,132	7,982
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	13,546	11,386
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	536	559
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	41	53
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	41	6
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	218	192
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	140	181
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	67	51
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	12,446	16,048
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	167	135
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	288	350
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	84	78
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	44	68
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	114	111
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,628	¥ 3,133